LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 90.3%	Shares	Value
AUSTRALIA - 2.7%
Pharmaceuticals - 2.7%
CSL Ltd.	2,510	$518,483

Total Australia		518,483

FINLAND - 1.9%
Banks - 1.9%
Nordea Bank Abp (a)	46,350	352,201

Total Finland		352,201

FRANCE - 12.1%
Chemicals - 2.8%
Air Liquide SA	3,290	521,500

Electrical Equipment & Instruments - 3.2%
Schneider Electric SA	4,850	602,854

IT Consulting & Services - 2.3%
Cap Gemini	3,425	439,414

Oil & Gas & Consumable Fuels - 1.3%
TOTAL SA	7,200	247,268

Specialty Retail - 2.5%
LVMH Moet Hennessy Louis Vuitton SE	1,000	467,903

Total France		2,278,939

GERMANY - 11.3%
Insurance - 1.2%
Allianz SE	1,200	230,317

Machinery - 2.6%
KION Group AG	5,750	490,991

Semiconductor Equipment & Products - 2.2%
Infineon Technologies AG	14,425	406,582

Software - 3.1%
SAP SE	3,750	583,947

Textiles, Apparel & Luxury Goods - 2.2%
Adidas AG (a)	1,275	411,754

Total Germany		2,123,591

IRELAND - 2.4%
Construction Materials - 2.4%
CRH PLC	12,650	458,708

Total Ireland		458,708

ITALY - 2.2%
Banks - 1.0%
UniCredit SpA (a)	22,750	187,967

Textiles, Apparel & Luxury Goods - 1.2%
Moncler SpA (a)	5,750	235,300

Total Italy		423,267

JAPAN - 9.5%
Computers & Peripherals - 2.4%
Nidec Corp.	4,850	454,823

Food & Drug Retailing - 2.3%
Tsuruha Holdings, Inc.	3,125	443,022

Media & Entertainment - 3.4%
Nintendo Co., Ltd.	1,134	642,628

Personal Products - 1.4%
Shiseido Co., Ltd.	4,475	259,058

Total Japan		1,799,531

JERSEY - 3.1%
Trading Companies & Distributors - 3.1%
Ferguson PLC	5,900	593,723

Total Jersey		593,723

NETHERLANDS - 5.5%
Professional Services - 2.1%
Wolters Kluwer NV	4,630	394,953

Semiconductor Equipment & Products - 3.4%
ASML Holding NV	1,750	646,406

Total Netherlands		1,041,359

SPAIN - 3.4%
Banks - 0.9%
CaixaBank SA	76,250	161,871

Machinery - 2.5%
Fluidra SA	28,800	486,357

Total Spain		648,228

SWEDEN - 1.1%
Oil & Gas & Consumable Fuels - 1.1%
Lundin Petroleum AB	10,500	208,224

Total Sweden		208,224

SWITZERLAND - 15.2%
Banks - 1.9%
Julius Baer Group Ltd.	8,350	354,644

Electrical Equipment & Instruments - 2.5%
ABB Ltd.	18,175	462,079

Health Care Equipment & Supplies - 2.0%
Alcon, Inc. (a)	6,750	382,696

Pharmaceuticals - 6.7%
Lonza Group AG	1,150	709,706
Roche Holding AG	1,620	554,916
		1,264,622
Software - 2.1%
Temenos AG	2,935	394,477

Total Switzerland		2,858,518

UNITED KINGDOM - 19.9%
Banks - 1.9%
Barclays PLC (a)	150,000	189,234
Lloyds Banking Group PLC (a)	485,000	164,650
		353,884
Beverages - 1.5%
Diageo PLC	8,000	274,791

Commercial Services & Supplies - 3.1%
Rentokil Initial Plc (a)	84,400	583,362

Hotels, Restaurants & Leisure - 3.0%
Compass Group PLC	14,750	221,572
InterContinental Hotels Group PLC (a)	6,400	335,941
		557,513
Household Products - 1.7%
Reckitt Benckiser Group PLC	3,300	321,769

Insurance - 1.6%
Prudential PLC	20,600	295,577

Oil & Gas & Consumable Fuels - 0.9%
Royal Dutch Shell PLC - A Shares	13,400	167,278

Personal Products - 2.4%
Unilever PLC	7,350	453,153

Specialty Retail - 1.2%
Burberry Group PLC	11,325	227,002

Trading Companies & Distributors - 2.6%
Ashtead Group PLC	13,750	495,159

Total United Kingdom		3,729,488

TOTAL COMMON STOCKS
(Cost $15,683,275)		17,034,260

PREFERRED STOCK - 3.7%
Health Care Equipment & Supplies - 3.7%
Sartorius AG		696,791

TOTAL PREFERRED STOCK
(Cost $367,694)		696,791

SHORT-TERM INVESTMENTS - 5.7%
Money Market Funds - 5.7%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.02% (b)	520,360	520,360
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.02% (b)	560,000	560,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,080,360)		1,080,360

Total Investments - 99.7%		18,811,411
(Cost $17,131,329)
Other Assets in Excess of Liabilities - 0.3%		49,637
TOTAL NET ASSETS - 100.0%		$18,861,048

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2020 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listedon a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by  an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities.  For foreign securities held by the LKCM International Equity Fund, such fair value prices generally will be based on such independent pricing services' proprietary multi-factor models that measure movements in relevant indices, market indicators or other factors between the time the relevant foreign markets have closed and a Fund calculates its net asset value.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of September 30, 2020, the Fund's assets carried at fair value were classified as follows:

LKCM International Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$17,034,260	$–	$17,034,260
Preferred Stock	–	696,791	–	696,791
Money Market Funds	1,080,360	–	–	1,080,360
Total Investments	$1,080,360	$17,731,051	$–	$18,811,411